REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Product Category
The following table summarizes total revenue by product category:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Electronic systems	$324,522	$266,742	$199,295
Mechanical systems	161,836	119,784	92,498
Exhaust	76,971	71,915	51,802
Accessories	63,427	38,543	25,068
Safety	66,091	7,195	—

Total sales	$692,847	$504,179	$368,663

Summary of Revenue Based on Geographic Location
The following table summarizes total revenue based on geographic location from which the product is shipped:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
United States	$674,491	$502,661	$368,663
Italy	18,356	1,518	—

Total sales	$692,847	$504,179	$368,663